Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Accrued Liabilities

Accrued liabilities as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Accrued bonuses	$477,350	$458,177
Accrued salaries and vacation	446,221	198,817
Accrued professional fees	120,819	265,802
Accrued clinical trial expenses	395,017	188,057
Accrued drug manufacturing expenses	467,283	—
Accrued trade payables other	31,176	84,145

	$1,937,866	$1,194,998

Accrued liabilities as of December 31, 2012 and 2011, consists of the following:

	2012	2011
Accrued bonuses	$458,177	$453,929
Accrued salaries and vacation	198,817	195,436
Accrued professional fees	265,802	143,318
Accrued trade payables	272,202	111,710

	$1,194,998	$904,393